Group - Income Statement - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit or loss [abstract]
Revenue from product sales		$ 2,186	$ 2,155	$ 4,501
Cost of sales		(1,749)	(1,592)	(3,362)
(Loss) gain on non-hedge derivatives and other commodity contracts		(2)	0	(6)
Gross profit (loss)		435	563	1,133
Corporate administration, marketing and related expenses		(44)	(42)	(79)
Exploration and evaluation costs		(112)	(84)	(205)
Impairment, derecognition of assets and profit (loss) on disposal		(126)	(2)	(304)
Other (expenses) income	[1]	(58)	(13)	(26)
Operating profit (loss)		95	422	519
Interest income		57	31	81
Foreign exchange and fair value adjustments		(75)	(53)	(128)
Finance costs and unwinding of obligations		(75)	(65)	(149)
Share of associates and joint ventures’ profit (loss)		75	72	166
Profit (loss) before taxation		77	407	489
Taxation		(32)	(94)	(173)
Profit (loss) for the period		45	313	316
Allocated as follows:
Equity shareholders		40	298	297
Non-controlling interests		$ 5	$ 15	$ 19
Earnings per share [abstract]
Basic earnings per ordinary share (USD per share)	[2]	$ 0.10	$ 0.71	$ 0.71
Diluted earnings per ordinary share (USD per share)	[3]	$ 0.10	$ 0.71	$ 0.71

[1]	Other (expenses) income for the first half of 2023 was $45m higher compared to the first half of 2022. This was mainly due to an increase in environmental provisions for legacy tailings storage facilities (TSFs) of $57m (mainly as a result of new legislation in Brazil relating to emergency response and safety management for TSFs) and an increase in legal and project fees of $16m (of which $14m related to AngloGold Ashanti’s proposed corporate restructuring), partially offset by other movements of $23m.
[2]	Calculated on the basic weighted average number of ordinary shares.
[3]	Calculated on the diluted weighted average number of ordinary shares.